Note 19 - Subsequent Event	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
19.	SUBSEQUENT EVENTS

Subsequent to year ended March 31, 2025 the Company:

i)            issued 31,250 common shares to a non-related consulting firm for services. The common shares were subsequently returned and cancelled.

ii)          initiated a warrant incentive program, reducing the exercise price of 487,848 warrants from $4.00 to $1.75 until June 5, 2025.  As an incentive, upon exercise, the holder will receive an incentive warrant exercisable at $2.20 for one year from the date of issuance. 480,494 warrants were exercised subsequent to year end leaving 7,354 of the original warrants exercisable at $4.00 through March 13, 2026. The following replacement warrants were issued.

Expiry Date	Exercise Price	Issued

May 6, 2026	$2.20	48,784
May 20, 2026	$2.20	170,000
May 22, 2026	$2.20	40,883
May 23, 2026	$2.20	19,971
May 26, 2026	$2.20	2,945
May 27, 2026	$2.20	150,000
June 4, 2026	$2.20	47,911
Total		480,494